EARNINGS PER SHARE CALCULATIONS - Schedule of Net Income for EPS Calculations, Basic and Diluted (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Income from continuing operations, net of tax	$ 778	$ 533	$ 1,061
Net income from continuing operations attributable to noncontrolling interests	35	39	53
Income from continuing operations attributable to common stockholders	743	494	1,008
(Loss) income from discontinued operations, net of tax	(40)	(71)	4,856
Net loss from discontinued operations attributable to noncontrolling interests	0	0	(4)
(Loss) income from discontinued operations attributable to common stockholders	(40)	(71)	4,860
Net income available to common stockholders	$ 703	$ 423	$ 5,868